Loans and Other Borrowings - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	$ 1,404	$ 1,403
variable interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.42%
Syndicated facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 2022
Facilities provided by banks	$ 1,275
Bilateral Facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 2022
Facilities provided by banks	$ 75
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	28 November 2022
Interest rate	3.875%
Bond initial price percentage of face value	98.787%
Issued date	Nov. 28, 2012
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	14 August 2025
Interest rate	3.75%
Bond initial price percentage of face value	99.014%
Issued date	Aug. 14, 2015
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	24 August 2026
Interest rate	2.125%
Bond initial price percentage of face value	99.45%
Issued date	Aug. 24, 2016
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	15 May 2027
Interest rate	2.125%
Bond initial price percentage of face value	99.53%
Issued date	Nov. 15, 2018